Trading liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Gains (losses) on financial liabilities at fair value through profit or loss, classified as held for trading	$ 543	$ 2